CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 507,229	$ 69,490	¥ 763,800
Restricted cash	0	0	2,578
Short-term investments	276,029	37,816	142,084
Prepaid expenses and other current assets	96,916	13,277	109,018
Deferred costs, current	4,139	567	14,274
Total current assets	884,313	121,150	1,031,754
Non-current assets
Property and equipment, net	758,215	103,875	786,670
Intangible assets, net	723	99	975
Right-of-use assets	110,154	15,091	135,820
Deferred costs, non-current	56,657	7,762	68,773
Long-term investments (including available-for-sale investments of nil and RMB189,422 as of December 31, 2023 and 2024, respectively)	260,083	35,631	61,354
Deferred tax assets	24,699	3,384	0
Other non-current assets	26,319	3,606	33,160
Total non-current assets	1,236,850	169,448	1,086,752
TOTAL ASSETS	2,121,163	290,598	2,118,506
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB193,631 and RMB228,825 as of December 31, 2023 and 2024, respectively)	404,865	55,469	409,691
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB272,739 and RMB281,776 as of December 31, 2023 and 2024, respectively)	382,047	52,340	553,812
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB7,760 and RMB7,780 as of December 31, 2023 and 2024, respectively)	8,317	1,139	8,019
Long-term debt, current portion	6,154	843	38,654
Total current liabilities	801,383	109,791	1,010,176
Non-current liabilities
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB124,807 and RMB107,441 as of December 31, 2023 and 2024, respectively)	534,463	73,221	560,111
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB153,686 and RMB133,994 as of December 31, 2023 and 2024, respectively)	137,040	18,774	157,269
Deferred tax liabilities	5,724	784	3,742
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,287 and RMB1,415 as of December 31, 2023 and 2024, respectively)	7,309	1,001	6,994
Long-term debt, non-current portion	35,386	4,848	104,665
Total non-current liabilities	719,922	98,628	832,781
TOTAL LIABILITIES	1,521,305	208,419	1,842,957
SHAREHOLDERS' EQUITY
Treasury stock	0	0	0
Additional paid-in capital	2,294,381	314,329	2,305,042
Accumulated other comprehensive income	136,164	18,654	143,276
Statutory reserves	11,083	1,518
Accumulated deficit	(1,840,285)	(252,118)	(2,171,284)
Total Sunlands Technology Group shareholders' equity	601,345	82,383	277,036
Non-controlling interest	(1,487)	(204)	(1,487)
TOTAL SHAREHOLDERS' EQUITY	599,858	82,179	275,549
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,121,163	290,598	2,118,506
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	1	0	1
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	0	0	0
Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 1	$ 0	¥ 1